Investment Objectives and Goals	Mar. 31, 2024
Mercer US Small/Mid Cap Equity Fund | Mercer US Small/Mid Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Mercer US Small/Mid Cap Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to provide long-term total return, comprised primarily of capital appreciation.
Mercer Non-US Core Equity Fund | Mercer Non-US Core Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Mercer Non-US Core Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.
Mercer Emerging Markets Equity Fund | Mercer Emerging Markets Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Mercer Emerging Markets Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.
Mercer Global Low Volatility Equity Fund | Mercer Global Low Volatility Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Mercer Global Low Volatility Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.
Mercer Core Fixed Income Fund | Mercer Core Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Mercer Core Fixed Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to provide total return, consisting of both current income and capital appreciation.
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Mercer Opportunistic Fixed Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.
Mercer Short Duration Fixed Income Fund | Mercer Short Duration Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Mercer Short Duration Fixed Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to provide total return, consisting of both current income and capital appreciation.